CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Geological and geophysical costs	44,377	57,951	80,006	152,577	173,057	463,124
Salaries and benefits	101,215	74,480	247,242	216,697	293,096	513,418
Public relations	29,076	74,684	36,913	130,287	136,453	210,776
Depreciation	6,416	6,489	19,012	20,978	27,324	32,827
Legal	23,525	6,218	70,026	55,155	79,117	177,472
Professional services	27,104	18,498	57,798	74,143	89,785	51,115
General and administrative	48,274	62,809	139,079	173,921	223,128	268,236
Travel	3,735	2,842	7,284	20,039	24,824	46,268
Net operating expenses	283,722	303,971	657,360	843,797	1,046,784	1,763,236
Loss from operations	(283,722)	(303,971)	(657,360)	(843,797)	(1,046,784)	(1,763,236)
Other income (expense):
Interest income	0	2	1	5	5	15
Interest expense	(110,888)	(144,622)	(703,346)	(559,312)	(643,430)	(522,953)
Gain (loss) on settlement of debt	0	0	72,308	5,322,943	5,322,943	0
Gain (loss) on change in fair value of derivative liability	(13,233)	133,774	70,766	396,686	482,697	(31,873)
Total other income (expense)	(124,121)	(10,846)	(560,271)	5,160,322	5,162,215	(554,811)
Net income (loss)	$ (407,843)	$ (314,817)	$ (1,217,631)	$ 4,316,525	$ 4,115,431	$ (2,318,047)
Basic net income (loss) per share of common stock	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted net income (loss) per share of common stock	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic weighted average number of shares of common stock outstanding	1,382,733,547	901,574,375	1,166,824,752	876,232,276	884,138,341	803,439,114
Diluted weighted average number of shares of common stock outstanding	1,382,733,547	901,574,375	1,166,824,752	964,678,354	1,004,926,936	803,439,114